Other Results - Summary of Other Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Results [Line Items]
Interest Income from Financial Instruments	$ 28,266	$ 49,588	$ 18,114
Fair value gains / (losses) of financial assets at FVPL	38,609	78,640	(36)
Finance income	66,875	128,228	18,078
Finance expense related to derivative financial instruments	(19,462)	(28,013)	(18,763)
Other finance expense	(29,738)	(88,243)	(5,728)
Interest charges for lease liabilities	(501)	(578)	(177)
Finance costs	(49,701)	(116,834)	(24,668)
Inflation adjustment	(6,655)	(12,537)	(1,037)
Other results	$ 10,519	$ (1,143)	$ (7,627)